Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of acquired intangible assets		$ 2,192,000	$ 3,394,000
Impairment of acquired intangibles	$ 129,400,000	$ 0	$ 129,400,000